Expense Example - AB International Value Fund	Feb. 26, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 547
Expense Example, with Redemption, 3 Years	886
Expense Example, with Redemption, 5 Years	1,248
Expense Example, with Redemption, 10 Years	2,264
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	303	[1]
Expense Example, with Redemption, 3 Years	717
Expense Example, with Redemption, 5 Years	1,257
Expense Example, with Redemption, 10 Years	2,734
Advisor Class
Expense Example:
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	404
Expense Example, with Redemption, 5 Years	728
Expense Example, with Redemption, 10 Years	1,645
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	554
Expense Example, with Redemption, 5 Years	981
Expense Example, with Redemption, 10 Years	2,170
Class K
Expense Example:
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	464
Expense Example, with Redemption, 5 Years	825
Expense Example, with Redemption, 10 Years	1,840
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	348
Expense Example, with Redemption, 5 Years	614
Expense Example, with Redemption, 10 Years	$ 1,374

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.